CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues		$ 16,597	$ 50,866	$ 75,947
Business tax and other sales tax		(84)	(633)	(1,254)
Net revenues		16,513	50,233	74,693
Less: Cost of revenues		49,042	89,577	96,608
Gross loss		(32,529)	(39,344)	(21,915)
Operating expenses:
Selling and marketing		12,056	9,611	12,916
General and administrative		45,227	27,102	20,620
Total operating expenses		57,283	36,713	33,536
Loss from operations		(89,812)	(76,057)	(55,451)
Interest income, net		843	472	1,058
Other income, net		4,243	1,383	979
Loss from continuing operations before income taxes and share of loss on equity method investments		(84,726)	(74,202)	(53,414)
Income tax (benefits) expenses from continuing operations		4,483	6,421	(1,512)
Net loss before (loss) income on equity method investments		(89,209)	(80,623)	(51,902)
(Loss) income on equity method investments		(33)	2,352	(212)
Net loss from continuing operations		(89,242)	(78,271)	(52,114)
Less: Net loss from continuing operations attributable to non-controlling interests		23,617	7,620	6,808
Net loss from continuing operations attributable to AirMedia Group Inc.'s shareholders		(65,625)	(70,651)	(45,306)
Discontinued operation:
Net income from discontinued operations (including gain of $244,164 upon the disposal in the year ended December 31, 2015)			272,879	22,230
Income tax expenses from discontinued operations			(51,696)	(1,942)
Net income from discontinued operations, net of tax			221,183	20,288
Less: Net income from discontinued operations attributable to non-controlling interests			(885)	(677)
Net income from discontinued operations attributable to AirMedia Group Inc.’s shareholders			220,298	19,611
Net (loss) income		(89,242)	142,912	(31,826)
Net (loss) income attributable to AirMedia Group Inc.'s shareholders		$ (65,625)	$ 149,647	$ (25,695)
Net (loss) income per ordinary share - basic		$ (0.52)	$ 1.23	$ (0.22)
Net (loss) income per ordinary share - diluted		(0.52)	1.16	(0.22)
Net (loss) income per ordinary shares from continuing operations - basic		(0.52)	(0.58)	(0.38)
Net (loss) income per ordinary shares from continuing operations - diluted		(0.52)	(0.58)	(0.38)
Net income per ordinary shares from discontinued operations - basic			1.81	0.16
Net income per ordinary shares from discontinued operations - diluted			$ 1.7	$ 0.16
Weighted average shares used in calculating net (loss) income per ordinary share Continuing operations - Basic		125,277,056	121,740,194	119,304,773
Weighted average shares used in calculating net (loss) income per ordinary share Discontinued operations - Basic			121,740,194	119,304,773
Weighted average shares used in calculating net (loss) income per ordinary share Continuing operations - Diluted	[1]	125,277,056	121,740,194	119,304,773
Weighted average shares used in calculating net (loss) income per ordinary share Discontinued operations - Diluted	[2]		129,372,158	119,924,927

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2014, 2015 and 2016, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 620,154, 7,631,964 and Nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2014, 2015 and 2016, respectively.